Non-current assets by geographic area (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Non-current Assets [Line Items]
Total non-current assets	$ 62,845	$ 14,708
Switzerland
Disclosure Of Detailed Information About Non-current Assets [Line Items]
Total non-current assets	60,231	10,903
United Kingdom
Disclosure Of Detailed Information About Non-current Assets [Line Items]
Total non-current assets	1,132	2,032
United States
Disclosure Of Detailed Information About Non-current Assets [Line Items]
Total non-current assets	$ 1,482	$ 1,773